Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases with Remaining Terms Exceeding One Year (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Leases
Total minimum lease payments	¥ 171,746
Less: Sublease rental income	(8,080)
Net minimum lease payments	¥ 163,666